Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exchange Rate Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of hedging instrument	SWAP
Description of hedging instrument	Exchange rate
Description of hedged item	Unsecured liabilities (bonds)
Fair value of hedged item	$ (18,892,399)	$ 7,696,061
Type of risks hedged	Cash flow
Forward [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of hedging instrument	FORWARD
Description of hedging instrument	Exchange rate
Description of hedged item	Revenues
Fair value of hedged item	$ (26,763,187)	$ 21,782,581
Type of risks hedged	Cash flow